Other Operating Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating expenses [Abstract]
Care and maintenance costs (note 34)	$ 74	$ 62	$ 70
Pension and medical defined benefit provisions	10	9	25
Governmental fiscal claims, care and maintenance of old tailings operations and other	13	17	15
Other operating expenses	$ 97	$ 88	$ 110